UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$5,326,264
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/21	5,500	5,087,665
5.25%, 1/01/23	6,500	5,935,540
		16,349,469
Arizona — 4.8%
City of Tucson Arizona, COP (AGC):
4.25%, 7/01/21	1,870	2,112,539
4.25%, 7/01/22	1,895	2,116,166
Refunding, 4.00%, 7/01/20	2,325	2,651,616
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	2,200	1,746,602
Northern Arizona University, RB, 5.00%, 6/01/41	1,250	1,342,475
Pima County IDA Arizona, RB, Charter Schools Project:
Series C, 6.70%, 7/01/21	960	962,064
Series K, 6.38%, 7/01/31	930	903,755
Pima County IDA Arizona, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	2,325	2,460,850
Pinal County Electric District No 3, Refunding RB, 5.00%, 7/01/25	1,600	1,799,952
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,673,560
Scottsdale IDA, RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	3,650	3,937,620
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,089,300
University of Arizona, RB, Speed, 5.00%, 8/01/28	3,630	4,139,289
		29,935,788
California — 8.1%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,546,542
California HFA, RB, Home Mortgage, Series K, AMT, 4.55%, 8/01/21	1,000	984,850
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	5,490	5,406,826
California Pollution Control Financing Authority, RB, AMT:
Republic Services Inc. Project, Series B, Mandatory Put Bonds, 5.25%, 6/01/23 (a)	605	681,811

Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, RB, AMT (concluded):
Waste Management Inc. Project, Series A-2, 5.40%, 4/01/25	$1,240	$1,288,100
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (FGIC), 4.75%, 12/01/23	5,000	5,267,350
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C, 6.00%, 9/01/28	2,990	3,066,335
City of San Jose California, ARB, Series A-1, AMT, 5.00%, 3/01/25	3,000	3,221,310
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset- Backed, Senior Series A-1, 5.00%, 6/01/15	5,000	5,264,400
Los Angeles Regional Airports Improvement Corp. California, Refunding RB, Facilities, LAXFUEL Corp., LA International, AMT (AMBAC), 5.50%, 1/01/32	1,435	1,435,789
State of California, GO:
5.50%, 4/01/14 (b)	5,000	5,555,300
5.50%, 4/01/28	15	16,012
Various Purpose, 5.75%, 4/01/31	7,000	8,071,770
Various Purpose, 5.00%, 11/01/32	2,000	2,142,000
Tamalpais Union High School District, GO, Election of 2001 (AGM), 5.00%, 8/01/13 (b)	4,875	5,219,419
		50,167,814
Colorado — 1.0%
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 7.50%, 12/01/15	6,000	6,206,460
Connecticut — 0.5%
Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,227,825
Connecticut State Health & Educational Facility Authority, RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	1,780	1,921,368
		3,149,193
Delaware — 0.9%
Delaware State Municipal Electric Corp., RB, 5.00%, 7/01/37	5,000	5,421,650

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 6.6%
Broward County School Board Florida, COP, Series A (AGM), 5.00%, 7/01/24	$10,000	$11,322,900
County of Lee Florida, Refunding ARB, Series A, AMT:
5.50%, 10/01/23	1,000	1,137,520
(AGM), 5.00%, 10/01/27	1,635	1,783,621
County of Miami-Dade Florida, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	8,000	9,199,680
Greater Orlando Aviation Authority Airport Facilities, Refunding RB, Series B, AMT:
5.00%, 10/01/25	1,000	1,121,460
5.00%, 10/01/26	2,935	3,250,630
Highlands County Health Facilities Authority, Refunding RB, Adventist Health, Series G, 5.13%, 11/15/16 (b)	35	42,149
Lee County, Refunding RB, Series A, AMT, 5.63%, 10/01/26	500	555,225
Midtown Miami Community Development District, Special Assessment Bonds:
Series A, 6.00%, 5/01/24	3,040	3,072,741
Series B, 6.50%, 5/01/37	1,900	1,924,263
Portofino Shores Community Development District, Special Assessment Bonds, Series A, 6.40%, 5/01/34	1,085	1,093,203
South Lake County Hospital District, RB, South Lake Hospital Inc., 6.63%, 10/01/23	2,390	2,485,002
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10 (c)(d)	160	112,082
University of Florida Research Foundation Inc., RB (AMBAC), 5.13%, 9/01/33	4,000	3,999,880
		41,100,356
Georgia — 1.1%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	3,000	3,299,310
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,591,905
4.13%, 8/01/24	2,000	2,121,580
		7,012,795
Guam — 0.7%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,530	1,683,490

Municipal Bonds	Par (000)	Value
Guam (concluded)
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	$2,620	$2,828,421
		4,511,911
Hawaii — 0.9%
State of Hawaii, ARB, Series A, 5.25%, 7/01/29	5,000	5,656,350
Idaho — 0.6%
Idaho Health Facilities Authority, RB, St. Luke’s Regional Medical Center (AGM), 4.63%, 7/01/30	3,700	3,964,846
Illinois — 7.5%
Chicago Transit Authority, RB, 5.25%, 12/01/31	2,000	2,288,980
City of Chicago Illinois, ARB, AMT (AGM), 5.75%, 1/01/23	8,130	8,604,060
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,956,669
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	3,993,220
6.25%, 6/01/24	12,750	14,267,378
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,005,280
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,480	1,441,061
		46,556,648
Indiana — 4.0%
City of Whiting Indiana, RB, BP Products North America, 5.25%, 1/01/21	4,800	5,738,880
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,363,320
Indiana Finance Authority, Refunding RB, Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	5,000	5,183,650
Indiana Finance Authority Wastewater Utility, RB, 5.25%, 10/01/31	10,000	11,539,600
		24,825,450
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	826,536
5.25%, 4/01/24	730	860,750
5.25%, 4/01/25	520	610,771
5.25%, 4/01/26	360	417,903
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/20	1,000	1,111,140

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility (concluded):
5.00%, 9/01/22	$2,315	$2,502,677
		6,329,777
Kansas — 2.7%
City of Dodge City Kansas, RB (AGC), 4.00%, 6/01/24	2,245	2,468,512
Kansas Development Finance Authority, RB, KU Health System, Series H:
5.00%, 3/01/26	3,220	3,521,134
5.00%, 3/01/27	3,905	4,248,211
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	1,500	1,747,695
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,119,610
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	3,425	3,776,337
		16,881,499
Kentucky — 3.0%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	8,650	9,357,743
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	9,413,760
		18,771,503
Louisiana — 2.5%
Jefferson Parish Hospital Service District No 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 5.50%, 1/01/26	3,000	3,320,370
Louisiana Public Facilities Authority, RB, Nineteenth Judicial District Court (NPFGC), 5.50%, 6/01/41	2,000	2,159,620
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A, 5.00%, 9/01/28	5,000	5,257,250
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	850	1,022,898
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	3,500	3,510,395
		15,270,533
Maine — 0.3%
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A, 6.00%, 2/01/34	1,965	1,992,117

Municipal Bonds	Par (000)	Value
Maryland — 0.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	$1,750	$1,816,080
Maryland EDC, Refunding RB, CNX Marine Terminals Inc., 5.75%, 9/01/25	790	818,851
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	508,785
		3,143,716
Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B, AMT:
5.35%, 12/01/15	1,210	1,211,452
5.50%, 12/01/19	2,000	2,002,380
Massachusetts Health & Educational Facilities Authority, RB, Winchester Hospital, 5.00%, 7/01/25	1,060	1,130,013
		4,343,845
Michigan — 4.0%
City of Detroit Michigan, Refunding RB, Second Lien, Series C (BHAC), 5.75%, 7/01/26	4,235	4,915,437
Manistee Area Public Schools, GO, Refunding (Q-SBLF), 5.00%, 5/01/25	1,000	1,138,540
Michigan State Building Authority, Refunding RB, Facilities Program, Series A, 5.00%, 10/15/24	2,500	2,956,800
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.25%, 11/15/24	4,900	5,460,119

State of Michigan Trunk Line Revenue, RB, Fund, 5.00%, 11/15/31	2,000	2,314,980

Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (AGC), 4.75%, 12/01/18	7,665	8,170,507
		24,956,383
Minnesota — 1.2%
City of St. Cloud Minnesota, RB, Centracare Health System, Series A, 4.25%, 5/01/21	2,300	2,573,562
Minnesota State Municipal Power Agency, RB, Series A, 5.25%, 10/01/24	2,000	2,174,340
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	2,500	2,805,150
		7,553,052

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi — 1.5%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project:
5.88%, 4/01/22	$5,000	$5,017,500
5.90%, 5/01/22	4,410	4,425,435
		9,442,935
Missouri — 2.2%
Missouri Development Finance Board, RB, St. Joseph Sewage System Improvements, Series E, 4.75%, 5/01/26	750	786,997
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Revolving Funds Program, Series A, 5.00%, 1/01/25	3,150	3,973,536
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	8,125	8,831,144
		13,591,677
Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	2,625	3,022,399
Nebraska — 0.9%
Douglas County School District No. 17 Nebraska, GO, Refunding, 2.00%, 6/15/25	4,380	4,255,082
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,088,150
		5,343,232
Nevada — 1.0%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	2,060	2,132,244
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	4,304,488
		6,436,732
New Jersey — 16.9%
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,303,740
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,635	4,243,790
5.80%, 11/01/23	5,050	5,930,316
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	8,310	8,683,451

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	$5,540	$5,638,390
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	17,900	19,204,015
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,304,440
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	4,187,837
School Facilities Construction, Series EE, 5.00%, 9/01/23	3,465	4,084,750
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	678,053
New Jersey Higher Education Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/26	1,665	1,813,152
5.00%, 12/01/27	12,000	12,701,160
New Jersey Higher Education Assistance Authority, Refunding RB, 4.75%, 12/01/21	2,400	2,672,736
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	4,500	4,697,460
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 5.73%, 12/15/25 (e)	9,450	5,426,568
Series A, 5.25%, 6/15/24	3,185	3,836,460
Series B, 5.50%, 6/15/31	10,000	11,831,500
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,546,490
State of New Jersey, GO, Refunding, 5.25%, 8/01/21	1,355	1,742,273
		104,526,581
New York — 20.9%
City of New York, New York, GO:
Refunding, Series E, 5.00%, 8/01/27	3,500	4,080,195
Series D1, 5.13%, 12/01/26	4,615	5,512,341
Sub-Series I-1, 5.50%, 4/01/21	5,000	6,253,800
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	6,300	6,401,871
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	4,250	4,802,542
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	1,475	1,756,179

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB:
Sub-Series B-1, 5.00%, 11/15/24	$2,300	$2,817,730
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,831,800
Transportation, Series A, 5.00%, 11/15/25	1,980	2,255,359
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	4,000	4,721,560
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	3,500	3,539,550
Special Needs Facilities Pooled Program, Series C-1, 6.80%, 7/01/19	1,770	1,794,214
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	1,740	1,901,698
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (NPFGC), 5.00%, 7/15/24	500	565,085
Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	4,206,389
New York City Trust for Cultural Resources, RB, Carnegie Hall, Series A, 5.00%, 12/01/29	3,750	4,186,725
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	3,000	3,176,220
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,587,792
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 3/15/31	4,500	5,078,250
Fordham University, Series A, 5.25%, 7/01/25	900	1,080,153
Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	4,000	4,662,960
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,125,270
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,674,744

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, RB (concluded):
NYU Hospital Center, Series A, 5.00%, 7/01/22	$1,725	$1,912,180
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,670	1,840,073
University of Rochester, Series C, 4.00%, 7/01/24	625	675,775
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	2,225	2,376,656
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	748,462
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,443,111
Yeshiva University, 4.00%, 9/01/23	2,860	3,040,666
Yeshiva University, 4.25%, 9/01/24	2,750	2,949,320
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	9,343,920
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	2,475	2,579,445
Port Authority of New York & New Jersey, Refunding RB, Consolidated:
152nd Series, AMT, 5.00%, 11/01/23	1,000	1,136,350
153rd Series, 5.00%, 7/15/24	2,010	2,317,148
Sales Tax Asset Receivable Corp., RB, Series A (NPFGC), 5.00%, 10/15/20	7,070	7,850,811
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	2,985	3,299,320
Westchester County New York Health Care Corp., RB, Senior Lien, Series A, 5.00%, 11/01/24	5,470	6,068,582
		129,594,246
North Carolina — 1.8%
City of Charlotte North Carolina, RB, Charlotte Douglas Airport, Series A, 5.00%, 7/01/33	4,000	4,474,280
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	3,105	2,538,182
North Carolina Capital Facilities Finance Agency, RB, Solid Waste Disposal, Duke Energy Carolinas Project, Series B, 4.38%, 10/01/31	2,000	2,091,680

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	$1,925	$2,146,009
		11,250,151
Northern Mariana Islands — 0.0%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	143,214
Ohio — 0.5%
Cincinnati City School District, GO, Refunding, School Improvement, 5.25%, 6/01/24	1,825	2,197,172
City of Cincinnati Ohio, GO, Various Purpose, Series A, 4.38%, 12/01/30	900	970,785
		3,167,957
Oregon — 0.4%
Oregon State Facilities Authority, RB, Reed College Project, Series A, 5.00%, 7/01/29	1,835	2,162,914
Pennsylvania — 9.1%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/20	2,895	3,169,678
City of Philadelphia Pennsylvania, Refunding RB, Series B, AMT (AGM), 5.00%, 6/15/19	3,905	4,320,141
City of Pittsburgh Pennsylvania, GO, Series C (AGM), 5.25%, 9/01/18	6,430	7,265,450
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,984,941
County of Allegheny Pennsylvania, GO:
Series C-67, 5.00%, 11/01/25	2,700	3,097,359
Series C-67, 5.00%, 11/01/26	2,375	2,691,777
Series C-68, 5.00%, 11/01/25	2,515	2,885,133
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	3,372,950
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	6,839,849
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/31	4,000	4,489,440
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	6,225	7,348,363
		56,465,081
Puerto Rico — 5.2%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.00%, 7/01/25	3,215	3,510,201

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Electric Power Authority, RB, Series TT, 5.00%, 7/01/27	$6,500	$6,875,180
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	3,000	3,599,040
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	885	959,694
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	9,450	10,340,852
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.63%, 8/01/30	1,925	2,046,756
Series C, 5.25%, 8/01/40	3,800	4,219,938
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, First Sub- Series A, 6.00%, 8/01/42	650	735,319
		32,286,980
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., RB:
Providence College, 5.00%, 11/01/34	1,750	1,894,445
University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	2,500	2,830,975
		4,725,420
South Carolina — 0.2%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25	1,000	1,084,020
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, RB, Regional Health, 5.00%, 9/01/25	1,000	1,111,690
Tennessee — 2.7%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM), 5.00%, 10/01/22	1,620	1,864,312
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/19	1,360	1,360,286
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 6/01/31 (a)	3,870	4,121,008
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	3,066,533

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Memphis-Shelby County Sports Authority Inc., Refunding RB Memphis Arena Project (concluded):
Series B, 5.00%, 11/01/22	$1,000	$1,142,690
Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A:
6.75%, 12/01/18	3,550	3,558,023
7.00%, 12/01/23	1,450	1,447,506
		16,560,358
Texas — 3.9%
City of Houston Texas, Refunding ARB, Sub-Lien, Series A, AMT, 5.00%, 7/01/25	1,500	1,670,850
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	4,001,840
Frisco Independent School District, GO, Refunding (PSF-GTD), 4.25%, 8/15/28	5,500	6,217,585
Grand Prairie Independent School District, GO, Refunding, 4.00%, 2/15/26	1,500	1,695,195
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (a)	2,440	2,477,039
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	650	663,591
San Jacinto River Authority, RB, Special Project, 5.25%, 10/01/25	2,910	3,375,222
Socorro Independent School District, GO, Refunding:
5.00%, 8/15/30	1,000	1,172,680
5.00%, 8/15/32	2,500	2,888,425
		24,162,427
US Virgin Islands — 1.4%
United States Virgin Islands, Refunding RB, Government Refinery, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,860	1,860,019
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,750	6,751,350
		8,611,369
Virginia — 2.7%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A:
5.75%, 3/01/17	3,285	3,305,531
6.00%, 3/01/23	1,150	1,153,151

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Roanoke Economic Development Authority, Refunding RB, Carilion Health System, Series B (AGM), 5.00%, 7/01/38	$3,205	$3,436,754
Tobacco Settlement Financing Corp. Virginia, RB, Asset-Backed, 5.63%, 6/01/15 (b)	7,800	9,055,566
		16,951,002
West Virginia — 2.8%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.13%, 9/01/23	4,000	4,364,680
West Virginia University, RB, Board of Governors University Improvement, Series B:
5.00%, 10/01/29	7,520	8,691,691
5.00%, 10/01/30	3,500	4,042,150
		17,098,521
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care Inc., Series A (AGM), 5.00%, 7/15/27 (f)	3,770	4,172,259
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	2,000	2,056,840
		6,229,099
Total Municipal Bonds – 131.8%		818,069,160

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
California — 3.8%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	3,101	3,262,196
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	10,140	10,612,423
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	9,028	9,838,278
		23,712,897
Illinois — 2.2%
McHenry County Conservation District Illinois, GO (AGM), 5.13%, 2/01/27	12,695	14,006,915
Massachusetts — 3.4%
Massachusetts Development Finance Agency, RB, Partners Healthcare, Series L, 5.00%, 7/01/31	10,175	11,529,776

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, Sales Tax RB, Series A (AGM), 5.00%, 8/15/30	$8,338	$9,310,095
		20,839,871
Minnesota — 1.9%
State of Minnesota, GO, State Various Purpose, Series A, 4.00%, 8/01/29	10,525	11,899,216
New Jersey — 2.0%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AGM), 5.00%, 6/15/19	11,120	12,312,064
New York — 9.0%
City of New York, New York, GO:
Series E, 5.00%, 8/01/24	3,990	4,762,185
Sub-Series B-1, 5.25%, 9/01/22	8,250	9,905,610
New York City Municipal Water & Sewer Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	8,000	8,766,560
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.25%, 3/15/34	10,000	10,486,300
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	6,404,569
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	11,101	12,250,193
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	3,242	3,382,271
		55,957,688
Washington — 1.9%
Snohomish County School District No. 15 - Edmonds Washington, GO (NPFGC), 5.00%, 12/01/19	10,000	11,599,300
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 24.2%		150,327,951
Total Long-Term Investments (Cost – $892,810,610) – 156.0%		968,397,111

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	12,122,181	$12,122,181
Total Short-Term Securities (Cost – $12,122,181) – 2.0%		12,122,181
Total Investments (Cost - $904,932,791*) – 158.0%		980,519,292
Other Assets Less Liabilities – 0.8%		5,031,369
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (12.5)%		(77,771,319)
VRDP Shares, at Liquidation Value – (46.3)%		(287,100,000)
Net Assets Applicable to Common Shares– 100.0%		$620,679,342

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$826,552,169
Gross unrealized appreciation	$79,571,803
Gross unrealized depreciation	(3,335,576)
Net unrealized appreciation	$76,236,227

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Merrill Lynch Pierce	$4,172,259	$(943)

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	9,713,431	2,408,750	12,122,181	$3,933

(i)	Represents the current yield as of report date.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	8

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
180	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$23,805,000	$(315,342)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$968,397,111	—	$968,397,111
Short-Term Securities	$12,122,181	—	—	12,122,181
Total	$12,122,181	$968,397,111		$980,519,292

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(315,342)	—	—	$(315,342)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 23, 2012